Other long-term assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Other long-term assets
Balance at beginning of the year	¥ (52,776)		¥ (33,888)
Reversal	(17,118)	$ (2,686)	(9,131)	¥ 229,531
Balance at end of the year	(32,289)		(52,776)	(33,888)
Total	296,366		100,328		$ 46,506
Other long-term assets
Other long-term assets
Deposit for investment (Note a)	228,571
Long term accounts receivables (Note b)	394		49,906
Long term loan receivables	7,052		17,824
Loan to employees	36,119		34,060
Others	24,584
Subtotal	296,720		101,790
Balance at beginning of the year	(1,462)		(12,540)
Adoption of Topic 326(Note 2(ad))			(6,310)
Reversal	1,108		17,388
Balance at end of the year	(354)		(1,462)	¥ (12,540)
Total	¥ 296,366		¥ 100,328
Number of instalment payment	24 months	24 months
Equity Method Investment, Ownership Percentage	4.43%				4.43%